UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt		Paulita A. Pike
Harris Associates L.P.		K&L Gates LLP
Two North LaSalle Street, #500		Three First National Plaza, #3100
Chicago, Illinois 60602		Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/10

Date of reporting period:	12/31/09

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—December 31, 2009 (Unaudited)

Name	Shares Held	Value
Common Stocks—92.8%

Advertising—1.4%
Omnicom Group, Inc.	1,241,254	$48,595,094

Aerospace & Defense—1.6%
The Boeing Co.	1,000,000	54,130,000

Air Freight & Logistics—1.0%
FedEx Corp.	400,000	33,380,000

Apparel Retail—1.0%
Limited Brands	1,700,000	32,708,000

Asset Management & Custody Banks—4.1%
State Street Corp.	1,600,000	69,664,000
Bank of New York Mellon Corp.	2,439,630	68,236,451
		137,900,451
Broadcasting—1.2%
Discovery Communications, Inc. Class C (a)	1,540,140	40,844,513

Cable & Satellite—4.4%
DIRECTV, Class A (a)	2,499,155	83,346,819
Comcast Corp., Class A	4,200,000	67,242,000
		150,588,819
Catalog Retail—1.6%
Liberty Media Holding Corp. - Interactive, Class A (a)	5,005,000	54,254,200

Communications Equipment—1.8%
Cisco Systems, Inc. (a)	2,500,000	59,850,000

Computer & Electronics Retail—2.1%
Best Buy Co., Inc.	1,800,000	71,028,000

Computer Hardware—5.3%
Hewlett-Packard Co.	1,400,000	72,114,000
Dell, Inc. (a)	3,900,000	56,004,000
Apple, Inc. (a)	250,000	52,715,000
		180,833,000
Consumer Finance—3.2%
Capital One Financial Corp.	1,579,800	60,569,532
American Express Co.	1,150,000	46,598,000
		107,167,532
Data Processing & Outsourced Services—3.0%
Automatic Data Processing, Inc.	1,300,000	55,666,000
Western Union Co.	2,530,000	47,690,500
		103,356,500
Department Stores—1.0%
Kohl’s Corp. (a)	626,900	33,808,717

Name	Shares Held	Value
Common Stocks—92.8% (cont.)

Distillers & Vintners—1.9%
Diageo PLC (b)	921,000	$63,926,610

Diversified Banks—1.0%
Wells Fargo & Co.	1,300,000	35,087,000

Drug Retail—1.8%
Walgreen Co.	1,700,000	62,424,000

Electronic Manufacturing Services—2.0%
Tyco Electronics, Ltd. (c)	2,789,500	68,482,225

Health Care Equipment—3.4%
Medtronic, Inc.	1,850,000	81,363,000
Covidien PLC (c)	750,000	35,917,500
		117,280,500
Home Improvement Retail—1.9%
The Home Depot, Inc.	2,281,500	66,003,795

Housewares & Specialties—1.7%
Fortune Brands, Inc.	1,350,000	58,320,000

Hypermarkets & Super Centers—2.0%
Wal-Mart Stores, Inc.	1,300,000	69,485,000

Industrial Conglomerates—3.3%
Tyco International, Ltd. (a) (c)	1,900,000	67,792,000
3M Co.	550,000	45,468,500
		113,260,500
Industrial Machinery—1.6%
Illinois Tool Works, Inc.	1,100,000	52,789,000

Integrated Oil & Gas—1.4%
Cenovus Energy, Inc. (c)	1,950,000	49,140,000

Internet Software & Services—1.7%
eBay, Inc. (a)	2,400,000	56,496,000

Motorcycle Manufacturers—1.7%
Harley-Davidson, Inc.	2,262,000	57,002,400

Movies & Entertainment—6.6%
The Walt Disney Co.	2,250,000	72,562,500
Viacom, Inc., Class B (a)	2,089,745	62,128,119
Time Warner, Inc.	1,982,566	57,771,973
Liberty Media Holding Corp. - Capital, Class A (a)	1,345,836	32,138,564
		224,601,156
Oil & Gas Exploration & Production—1.1%
EnCana Corp. (c)	1,150,000	37,248,500

Other Diversified Financial Services—2.9%
JPMorgan Chase & Co.	1,150,000	47,920,500

Name	Shares Held/ Par Value	Value
Common Stocks—92.8% (cont.)

Other Diversified Financial Services—2.9% (cont.)
Bank of America Corp.	2,400,000	$36,144,000
Bank of America Corp. - Common Equivalent Securities	971,000	14,487,320
		98,551,820
Packaged Foods & Meats—1.5%
H.J. Heinz Co.	1,200,000	51,312,000

Pharmaceuticals—7.3%
GlaxoSmithKline PLC (b)	1,600,000	67,600,000
Bristol-Myers Squibb Co.	2,500,000	63,125,000
Merck & Co., Inc.	1,606,535	58,702,789
Johnson & Johnson	900,000	57,969,000
		247,396,789
Restaurants—3.2%
McDonald’s Corp.	894,000	55,821,360
Yum! Brands, Inc.	1,514,000	52,944,580
		108,765,940
Semiconductor Equipment—1.6%
Applied Materials, Inc.	3,800,000	52,972,000

Semiconductors—4.4%
Intel Corp.	3,950,000	80,580,000
Texas Instruments, Inc.	2,600,000	67,756,000
		148,336,000
Specialized Consumer Services—2.0%
H&R Block, Inc.	3,058,600	69,185,532

Systems Software—4.1%
Microsoft Corp.	2,400,000	73,176,000
Oracle Corp.	2,700,000	66,258,000
		139,434,000

Total Common Stocks (Cost: $2,128,053,313)		$3,155,945,593

Short Term Investment—8.1%

Repurchase Agreement—8.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/2009 due 1/4/2010, repurchase price $273,792,029, collateralized by Federal Home Loan Bank Notes, with rates from 0.875% - 1.100%, with a maturity of 3/30/2010, and with an aggregate market value plus accrued interest of $255,745,448, and by a United States Treasury Note with a rate of 1.750%, with a maturity of 3/31/2010, and with a market value plus accrued interest of $23,523,639 (Cost: $273,792,029)	$273,792,029	273,792,029

Total Short Term Investment (Cost: $273,792,029)		$273,792,029

Total Investments (Cost: $2,401,845,342)—100.9%		3,429,737,622
Liabilities In Excess of Other Assets—(0.9)%		(29,310,393)

Total Net Assets—100%		$3,400,427,229

(a)          Non income-producing security.

(b)         Represents a Sponsored American Depositary Receipt.

(c)          Represents a foreign domiciled corporation.

OAKMARK SELECT FUND

Schedule of Investments—December 31, 2009 (Unaudited)

Name	Shares Held	Value
Common Stocks—93.6%

Broadcasting—9.9%
Discovery Communications, Inc. Class C (a)	9,009,500	$238,931,940

Cable & Satellite—11.4%
DIRECTV, Class A (a)	5,417,949	180,688,599
Comcast Corp., Class A	5,750,000	92,057,500
		272,746,099
Catalog Retail—4.1%
Liberty Media Holding Corp. - Interactive, Class A (a)	9,100,000	98,644,000

Computer & Electronics Retail—3.9%
Best Buy Co., Inc.	2,350,000	92,731,000

Computer Hardware—3.4%
Dell, Inc. (a)	5,613,000	80,602,680

Consumer Finance—3.5%
Capital One Financial Corp.	2,210,600	84,754,404

Data Processing & Outsourced Services—3.5%
Western Union Co.	4,465,400	84,172,790

Electronic Manufacturing Services—4.2%
Tyco Electronics, Ltd. (b)	4,067,838	99,865,423

Health Care Equipment—4.6%
Medtronic, Inc.	2,500,000	109,950,000

Integrated Oil & Gas—3.3%
Cenovus Energy, Inc. (b)	3,175,100	80,012,520

Internet Software & Services—3.7%
eBay, Inc. (a)	3,800,000	89,452,000

Movies & Entertainment—3.9%
Time Warner, Inc.	3,210,666	93,558,807

Oil & Gas Exploration & Production—4.2%
Newfield Exploration Co. (a)	2,100,000	101,283,000

Other Diversified Financial Services—8.1%
JPMorgan Chase & Co.	2,094,000	87,256,980
Bank of America Corp.	4,900,000	73,794,000
Bank of America Corp. - Common Equivalent Securities	2,295,100	34,242,892
		195,293,872
Pharmaceuticals—4.5%
Bristol-Myers Squibb Co.	4,310,200	108,832,550

Restaurants—3.2%
Yum! Brands, Inc.	2,215,000	77,458,550

Semiconductors—8.2%
Intel Corp.	5,047,000	102,958,800

Name	Shares Held/ Par Value	Value
Common Stocks—93.6% (cont.)

Semiconductors—8.2% (cont.)
Texas Instruments, Inc.	3,575,000	$93,164,500
		196,123,300
Specialized Consumer Services—6.0%
H&R Block, Inc.	6,369,600	144,080,352

Total Common Stocks (Cost: $1,674,155,244)		$2,248,493,287

Short Term Investment—5.7%

Repurchase Agreement—5.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/2009 due 1/4/2010, repurchase price $136,459,612, collateralized by a Federal Home Loan Bank Note, with a rate of 0.875%, with a maturity of 3/30/2010, and with a market value plus accrued interest of $139,193,749 (Cost: $136,459,612)	$136,459,612	136,459,612

Total Short Term Investment (Cost: $136,459,612)		$136,459,612

Total Investments (Cost: $1,810,614,856)—99.3%		2,384,952,899
Other Assets In Excess of Liabilities—0.7%		18,007,537

Total Net Assets—100%		$2,402,960,436

(a)	Non income-producing security.
(b)	Represents a foreign domiciled corporation.

OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—December 31, 2009 (Unaudited)

Name	Shares Held	Value
Common Stocks—63.4%

Aerospace & Defense—10.1%
General Dynamics Corp.	8,000,000	$545,360,000
L-3 Communications Holdings, Inc.	4,100,000	356,495,000
Rockwell Collins, Inc.	6,279,000	347,605,440
Goodrich Corp.	4,293,700	275,870,225
Alliant Techsystems, Inc. (a)	1,241,500	109,587,205
Precision Castparts Corp.	494,300	54,546,005
		1,689,463,875
Apparel Retail—1.6%
The TJX Cos., Inc.	6,000,000	219,300,000
Foot Locker, Inc.	4,830,000	53,806,200
		273,106,200
Application Software—0.2%
Mentor Graphics Corp. (a)	3,081,318	27,208,038

Cable & Satellite—1.5%
Scripps Networks Interactive, Inc., Class A	6,250,000	259,375,000

Communications Equipment—0.6%
Cisco Systems, Inc. (a)	4,000,000	95,760,000

Computer Hardware—0.2%
Diebold, Inc.	1,200,000	34,140,000

Construction Materials—0.9%
Martin Marietta Materials, Inc.	1,600,000	143,056,000

Data Processing & Outsourced Services—0.5%
Broadridge Financial Solutions, Inc.	3,843,300	86,704,848

Distillers & Vintners—2.4%
Diageo PLC (b)	5,683,300	394,477,853

Diversified Metals & Mining—1.3%
Walter Energy, Inc. (c)	3,000,000	225,930,000

Drug Retail—2.1%
CVS Caremark Corp.	11,000,000	354,310,000

Electrical Components & Equipment—0.5%
Rockwell Automation Inc.	1,900,000	89,262,000

Electronic Manufacturing Services—0.9%
Tyco Electronics, Ltd. (d)	6,037,600	148,223,080

Health Care Equipment—7.5%
Covidien PLC (d)	9,392,500	449,806,825
Hospira, Inc. (a)	7,728,000	394,128,000
Varian Medical Systems, Inc. (a)	5,700,000	267,045,000
Steris Corp.	2,768,300	77,429,351

Name	Shares Held	Value
Common Stocks—63.4% (cont.)

Health Care Equipment—7.5% (cont.)
Kinetic Concepts, Inc. (a)	1,921,800	$72,355,770
		1,260,764,946
Health Care Services—2.1%
Laboratory Corp. of America Holdings (a)	4,666,100	349,210,924

Home Furnishings—1.0%
Mohawk Industries, Inc. (a)	3,000,000	142,800,000
Leggett & Platt, Inc.	1,327,656	27,084,183
		169,884,183
Hypermarkets & Super Centers—5.4%
Wal-Mart Stores, Inc.	10,000,000	534,500,000
Costco Wholesale Corp.	6,426,400	380,250,088
		914,750,088
Industrial Machinery—0.9%
Pentair, Inc.	4,200,000	135,660,000
Mueller Water Products, Inc., Class A	2,000,000	10,400,000
		146,060,000
Integrated Oil & Gas—2.3%
Cenovus Energy, Inc. (d)	15,468,200	389,798,640

Life Sciences Tools & Services—0.5%
PerkinElmer, Inc.	3,500,000	72,065,000
Varian, Inc. (a)	100,000	5,154,000
		77,219,000
Marine—0.5%
Kirby Corp. (a)	2,559,900	89,161,317

Oil & Gas Exploration & Production—7.9%
XTO Energy, Inc.	13,819,372	643,015,379
Apache Corp.	4,000,000	412,680,000
EnCana Corp. (d)	8,250,000	267,217,500
		1,322,912,879
Oil & Gas Storage & Transportation—1.1%
The Williams Cos., Inc.	8,694,100	183,271,628

Packaged Foods & Meats—6.5%
Nestle SA (b) (e)	9,136,000	443,406,624
ConAgra Foods, Inc.	17,500,000	403,375,000
Unilever PLC (b)	5,500,000	175,450,000
Unilever NV (b)	2,000,000	64,660,000
		1,086,891,624
Personal Products—2.9%
Avon Products, Inc.	15,500,000	488,250,000

Name	Shares Held/ Par Value		Value
Common Stocks—63.4% (cont.)

Real Estate Investment Trusts—0.1%
Walter Investment Management Corp. (c)	1,093,695		$15,672,649

Reinsurance—1.1%
PartnerRe, Ltd. (d)	2,511,600		187,516,056

Specialized Consumer Services—0.4%
H&R Block, Inc.	3,000,000		67,860,000

Specialty Stores—0.4%
Tractor Supply Co. (a)	1,367,300		72,412,208

Total Common Stocks (Cost: $8,306,510,781)			$10,642,653,036

Fixed Income—27.0%

Corporate Bonds—0.9%

Diversified Real Estate Activities—0.1%
Brookfield Asset Management, Inc., 7.125%, due 6/15/2012	$18,840,000		19,777,403

Housewares & Specialties—0.2%
Fortune Brands, Inc., 5.375%, due 1/15/2016	22,750,000		22,644,213

Leisure Facilities—0.1%
Vail Resorts, Inc., 6.75%, due 2/15/2014	14,897,000		14,785,273

Oil & Gas Exploration & Production—0.2%
Newfield Exploration Co., 7.125%, due 5/15/2018	30,504,000		30,809,040
Newfield Exploration Co., 6.625%, due 4/15/2016	5,000,000		5,012,500
			35,821,540
Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (f)	18,740,000		19,814,964

Property & Casualty Insurance—0.1%
Fund American Cos., Inc., 5.875%, due 5/15/2013	20,498,000		20,454,339

Semiconductor Equipment—0.1%
ASML Holding NV, 5.75%, due 6/13/2017	EUR	9,660,000	13,848,092

Total Corporate Bonds (Cost: $131,606,376)			$147,145,824

Government and Agency Securities—26.1%

Canadian Government Bonds—2.3%
Canadian Government Bond, 4.00%, due 6/1/2016	CAD	97,735,000	98,291,029
Canadian Government Bond, 3.50%, due 6/1/2013	CAD	96,600,000	96,037,497
Canadian Government Bond, 3.00%, due 6/1/2014	CAD	98,870,000	95,927,109
Canadian Government Bond, 1.25%, due 6/1/2011	CAD	98,870,000	94,767,157
			385,022,792
Swedish Government Bonds—0.2%
Swedish Government Bond, 3.00%, due 7/12/2016	SEK	200,000,000	27,983,479

Name	Par Value	Value
Fixed Income—27.0% (cont.)

Government and Agency Securities—26.1% (cont.)

U.S. Government Agencies—3.4%
Federal Farm Credit Bank, 3.50%, due 10/3/2011	$96,600,000	$100,483,513
Federal Farm Credit Bank, 0.122%, due 2/22/2012(g)	93,700,000	93,436,141
Tennessee Valley Authority, 6.79%, due 5/23/2012	56,735,000	63,560,504
Tennessee Valley Authority, 5.50%, due 7/18/2017	56,515,000	61,601,350
Federal Farm Credit Bank, 3.875%, due 11/13/2012	38,645,000	40,819,709
Federal Home Loan Banks, 1.30%, due 1/25/2013(h)	20,000,000	19,998,200
Federal Farm Credit Bank, 4.50%, due 10/17/2012	15,215,000	16,304,044
Federal Farm Credit Bank, 5.125%, due 8/25/2016	14,130,000	15,256,557
Federal Home Loan Banks, 0.75%, due 12/11/2012(h)	15,000,000	14,923,455
Federal Farm Credit Bank, 3.875%, due 8/25/2011	14,005,000	14,639,665
Tennessee Valley Authority, 4.375%, due 6/15/2015	9,660,000	10,137,368
Federal Farm Credit Bank, 0.285%, due 6/8/2011(g)	9,885,000	9,892,414
Federal Farm Credit Bank, 3.85%, due 2/11/2015	9,415,000	9,756,096
Federal Home Loan Bank, 1.00%, due 6/8/2012(h)	9,390,000	9,411,512
Federal Home Loan Bank, 1.00%, due 12/10/2014(h)	9,450,000	9,409,337
Federal Home Loan Mortgage Corp., 3.00%, due 6/30/2014(h)	8,780,000	8,866,562
Federal Farm Credit Bank, 5.28%, due 8/16/2013	7,245,000	8,004,559
Federal Home Loan Bank, 2.10%, due 12/17/2014(h)	6,970,000	6,855,274
Federal Farm Credit Bank, 5.20%, due 11/28/2016	5,650,000	6,121,216
Federal Farm Credit Bank, 5.125%, due 6/6/2011	5,250,000	5,560,259
Federal Home Loan Banks, 2.00%, due 12/24/2014(h)	5,500,000	5,437,267
Federal Farm Credit Bank, 4.92%, due 8/26/2013	4,710,000	5,145,567
Federal Farm Credit Bank, 4.875%, due 12/16/2015	4,710,000	5,075,359
Federal National Mortgage Association, 1.50%, due 1/12/2015(h)	5,000,000	4,998,800
Federal National Mortgage Association, 1.25%, due 11/10/2014(h)	5,000,000	4,991,995
Federal Farm Credit Bank, 5.10%, due 8/9/2011	4,685,000	4,984,343
Federal National Mortgage Association, 2.25%, due 12/15/2014(h)	4,750,000	4,652,121
Federal National Mortgage Association, 1.25%, due 12/30/2014(h)	4,500,000	4,479,448
Federal Farm Credit Bank, 5.05%, due 5/25/2011	3,746,000	3,960,215
Federal National Mortgage Association, 2.00%, due 2/12/2014(h)	3,335,000	3,342,574
Federal Farm Credit Bank, 4.50%, due 8/8/2011	2,815,000	2,967,998
Federal Farm Credit Bank, 4.82%, due 10/12/2012	2,345,000	2,536,050
		577,609,472
U.S. Government Bonds—0.8%
United States Treasury Bonds, 8.125%, due 8/15/2019	100,000,000	134,593,800

U.S. Government Notes—19.4%
United States Treasury Notes, 1.625%, due 1/15/2018, Inflation Indexed	510,089,672	522,164,515
United States Treasury Notes, 2.875%, due 1/31/2013	483,005,000	500,099,030
United States Treasury Notes, 3.25%, due 5/31/2016	494,340,000	496,387,062

Name		Par Value	Value
Fixed Income—27.0% (cont.)

Government and Agency Securities—26.1% (cont.)

U.S. Government Notes—19.4% (cont.)
United States Treasury Notes, 1.375%, due 7/15/2018, Inflation Indexed		$250,615,000	$251,123,999
United States Treasury Notes, 3.25%, due 7/31/2016		250,000,000	250,449,250
United States Treasury Notes, 1.00%, due 10/31/2011		250,000,000	249,775,000
United States Treasury Notes, 1.375%, due 9/15/2012		250,000,000	248,828,000
United States Treasury Notes, 1.375%, due 10/15/2012		250,000,000	248,593,750
United States Treasury Notes, 0.75%, due 11/30/2011		250,000,000	248,369,250
United States Treasury Notes, 3.00%, due 8/31/2016		250,000,000	245,879,000
			3,261,668,856

Total Government and Agency Securities (Cost: $4,279,347,514)			$4,386,878,399

Total Fixed Income (Cost: $4,410,953,890)			$4,534,024,223

Short Term Investments—9.7%

Australian Government Bills—0.3%
Australia Treasury Bill, 3.22%, due 1/22/2010 (i) (Cost: $52,602,611)	AUD	59,000,000	$52,913,006

Canadian Treasury Bills—1.8%
Canadian Treasury Bills, 0.46% - 0.68%, due 2/18/2010 - 12/23/2010 (i) (Cost: $289,980,357)	CAD	322,445,000	307,549,593

Commercial Paper—3.3%
American Honda Finance, 0.13% - 0.18%, due 1/11/2010 - 2/25/2010		$104,446,000	104,432,677
Johnson & Johnson, 144A, 0.10% - 0.17%, due 2/23/2010 - 5/3/2010 (f)		55,000,000	54,981,017
Medtronic, Inc., 144A, 0.13% - 0.14%, due 1/5/2010 - 3/5/2010 (f)		40,756,000	40,751,400
Microsoft Corp., 144A, 0.08% - 0.16%, due 1/12/2010 - 4/14/2010 (f)		110,000,000	109,984,769
Toyota Motor Credit, 0.06% - 0.19%, due 1/4/2010 - 2/22/2010		211,000,000	210,976,735
Wellpoint, Inc., 144A, 0.17% - 0.20%, due 1/4/2010 - 1/11/2010 (f)		39,000,000	38,999,008
Total Commercial Paper (Cost: $560,125,612)			560,125,606
U.S. Government Bills—4.2%
United States Treasury Bills, 0.14% - 0.41%, due 4/8/2010 - 12/16/2010(i) (Cost: $698,821,880)		$700,000,000	698,511,350

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/2009 due 1/4/2010, repurchase price $17,945,470, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2010, and with a market value plus accrued interest of $18,305,687 (Cost: $17,945,470)		17,945,470	17,945,470

Total Short Term Investments (Cost: $1,619,475,930)			$1,637,045,025

Total Investments (Cost: $14,336,940,601)—100.1%			16,813,722,284
Liabilities In Excess of Other Assets—(0.1)%			(10,536,597)

Total Net Assets—100%			$16,803,185,687

(a)	Non income-producing security.
(b)	Represents a Sponsored American Depositary Receipt.
(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(d)	Represents a foreign domiciled corporation.
(e)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Floating Rate Note. Rate shown is as of December 31, 2009.
(h)	Step-Coupon.
(i)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to abbreviations:
AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	Euro
SEK:	Swedish Krona

The Oakmark Global Fund

Global Diversification—December 31, 2009 (Unaudited)

% of
Equity Investments
Europe 45.5%
Switzerland	20.3%
Germany	8.2%
France	6.4%
Ireland	3.7%
Italy	2.4%
United Kingdom	2.3%
Sweden	2.2%
United States 34.7%
Asia 18.8%
Japan	18.8%
North America 1.0%
Canada	1.0%

OAKMARK GLOBAL FUND

Schedule of Investments—December 31, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—98.0%

Aerospace & Defense—2.6%
ITT Corp. (United States)	Designs & Manufactures a Variety of Engineered Products & Military Defense Systems	480,000	$23,875,200
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	260,487	22,993,188
			46,868,388
Apparel, Accessories & Luxury Goods—6.0%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	1,954,700	65,730,394
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	5,301,093	43,659,344
			109,389,738
Application Software—3.0%
SAP AG (Germany)	Develops Business Software	1,146,300	54,647,747

Asset Management & Custody Banks—4.4%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	1,773,700	62,378,274
GAM Holding, Ltd. (Switzerland)	Asset Management	1,510,700	18,293,160
			80,671,434
Automobile Manufacturers—5.6%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,432,300	60,387,141
Daimler AG Registered (Germany)	Automobile Manufacturer	786,300	41,881,191
			102,268,332
Broadcasting—7.0%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	4,083,000	74,985,953
Discovery Communications, Inc., Class C (United States) (a)	Media Management & Network Services	1,550,150	41,109,978
Discovery Communications, Inc., Class A (United States) (a)	Media Management & Network Services	359,400	11,022,798
			127,118,729
Building Products—2.1%
Assa Abloy AB, Series B (Sweden)	Develops, Designs & Manufactures Security Locks	2,011,000	38,741,909

Distillers & Vintners—2.2%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	2,349,600	40,991,472

Diversified Banks—0.8%
Bank of Ireland (Ireland) (a)	Commercial Bank	7,316,600	13,847,103

Diversified Capital Markets—5.8%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,116,900	55,332,707

Name	Description	Shares Held	Value
Common Stocks—98.0% (cont.)

Diversified Capital Markets—5.8% (cont.)
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	3,180,020	$49,519,956
			104,852,663
Electronic Components—2.3%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	2,300,600	41,375,809

Electronic Manufacturing Services—2.1%
Tyco Electronics, Ltd. (Switzerland)	Manufactures Electronic Components	1,581,200	38,818,460

Health Care Equipment—2.9%
Covidien PLC (Ireland)	Health Care Equipment & Supplies	1,098,000	52,583,220

Health Care Services—4.3%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,043,200	78,073,088

Home Entertainment Software—3.2%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	2,779,100	58,629,770

Human Resource & Employment Services—2.9%
Adecco SA (Switzerland)	Temporary Employment Services	955,600	52,715,645

Industrial Conglomerates—2.7%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	786,500	49,933,984

Industrial Machinery—4.7%
Snap-On, Inc. (United States)	Tool & Equipment Manufacturer	2,017,000	85,238,420

Investment Banking & Brokerage—3.7%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	13,586,000	68,373,441

Life Sciences Tools & Services—1.0%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	2,307,500	17,652,375

Movies & Entertainment—1.5%
Live Nation, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	3,296,600	28,054,066

Office Electronics—4.9%
Canon, Inc. (Japan)	Computers & Information	1,147,500	48,812,880
Neopost SA (France)	Mailroom Equipment Supplier	481,100	39,707,792
			88,520,672
Oil & Gas Exploration & Production—5.5%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	1,239,800	57,687,894

Name	Description	Shares Held/ Par Value	Value
Common Stocks—98.0% (cont.)

Oil & Gas Exploration & Production—5.5% (cont.)
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	404,500	$41,732,265
			99,420,159
Railroads—2.8%
Union Pacific Corp. (United States)	Rail Transportation Provider	813,600	51,989,040

Research & Consulting Services—1.6%
Equifax, Inc. (United States)	Information Management, Transaction Processing, Direct Marketing & Customer Relationship Management	719,000	22,209,910
Meitec Corp. (Japan)	Software Engineering Services	565,000	7,638,269
			29,848,179
Semiconductors—5.6%
Intel Corp. (United States)	Computer Component Manufacturer & Designer	2,539,000	51,795,600
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	769,300	50,206,737
			102,002,337
Specialty Chemicals—2.6%
International Flavors & Fragrances, Inc. (United States)	Manufactures Flavors & Fragrance Products	686,500	28,242,610
Givaudan SA (Switzerland)	Manufactures & Markets Fragrances	24,100	19,283,976
			47,526,586
Systems Software—4.2%
Oracle Corp. (United States)	Software Services	3,086,200	75,735,348

Total Common Stocks (Cost: $1,579,491,555)			$1,785,888,114

Short Term Investment—1.5%

Repurchase Agreement—1.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/2009 due 1/4/2010, repurchase price $27,171,044, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2010, and with a market value plus accrued interest of $28,232,400 (Cost: $27,171,044)		$27,171,044	27,171,044

Total Short Term Investment (Cost: $27,171,044)			$27,171,044

Total Investments (Cost: $1,606,662,599)—99.5%			1,813,059,158
Other Assets In Excess of Liabilities—0.5%			8,758,303

Total Net Assets—100%			$1,821,817,461

Securities of aggregate value of $994,696,380 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.

The Oakmark Global Select Fund

Global Diversification—December 31, 2009 (Unaudited)

% of
Equity Investments
United States 44.5%
Europe 34.5%
Switzerland	18.7%
Germany	5.9%
France	5.7%
United Kingdom	4.2%
Asia 17.1%
Japan	17.1%
North America 3.9%
Canada	3.9%

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—December 31, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—92.8%

Apparel, Accessories & Luxury Goods—6.6%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	586,000	$19,705,331

Application Software—5.5%
SAP AG (Germany)	Develops Business Software	346,000	16,494,915

Automobile Manufacturers—5.3%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	379,000	15,979,003

Broadcasting—5.3%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	867,000	15,922,807

Cable & Satellite—13.9%
DIRECTV, Class A (United States) (a)	Digital Satellite Television Entertainment Provider	535,090	17,845,252
Comcast Corp., Class A (United States)	Cable Communication Networks Provider	760,000	12,167,600
British Sky Broadcasting Group PLC (United Kingdom)	Television Production & Broadcasting	1,277,000	11,534,914
			41,547,766
Computer & Electronics Retail—4.2%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	320,000	12,627,200

Computer Hardware—3.5%
Dell, Inc. (United States) (a)	Technology Products & Services	738,000	10,597,680

Consumer Finance—3.8%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	300,000	11,502,000

Diversified Capital Markets—4.9%
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	942,000	14,669,027

Human Resource & Employment Services—5.9%
Adecco SA (Switzerland)	Temporary Employment Services	321,400	17,730,021

Integrated Oil & Gas—3.6%
Cenovus Energy, Inc. (Canada)	Integrated Oil Company	431,900	10,883,880

Investment Banking & Brokerage—4.7%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	2,800,000	14,091,391

Movies & Entertainment—3.8%
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	393,333	11,461,724

Other Diversified Financial Services—3.8%
Bank of America Corp. (United States)	Banking & Financial Services	380,000	5,722,800

Name	Description	Shares Held/ Par Value	Value
Common Stocks—92.8% (cont.)

Other Diversified Financial Services—3.8% (cont.)
Bank of America Corp. - Common Equivalent Securities (United States)	Banking & Financial Services	376,500	$5,617,380
			11,340,180
Pharmaceuticals—3.7%
Bristol-Myers Squibb Co. (United States)	Health & Personal Care	435,000	10,983,750

Semiconductors—14.3%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	267,000	17,425,190
Intel Corp. (United States)	Computer Component Manufacturer & Designer	622,000	12,688,800
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing & Analog Technologies	485,000	12,639,100
			42,753,090

Total Common Stocks (Cost: $256,372,343)			$278,289,765

Short Term Investment—6.8%

Repurchase Agreement—6.8%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/2009 due 1/4/2010, repurchase price $20,387,660, collateralized by a United States Treasury Note, with a rate of 1.750%, with a maturity of 3/31/2010, and with a market value plus accrued interest of $21,174,300 (Cost: $20,387,660)		$20,387,660	20,387,660

Total Short Term Investment (Cost: $20,387,660)			$20,387,660

Total Investments (Cost: $276,760,003)—99.6%			298,677,425
Other Assets In Excess of Liabilities—0.4%			1,130,708

Total Net Assets—100%			$299,808,133

Securities of aggregate value of $143,552,599 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.

The Oakmark International Fund

Global Diversification—December 31, 2009 (Unaudited)

% of
Equity Investments
Europe 71.4%
Switzerland	22.0%
United Kingdom	16.2%
France	10.8%
Germany	10.5%
Netherlands	3.0%
Sweden	2.7%
Ireland	2.5%
Spain	2.4%
Italy	1.3%
Asia 18.4%
Japan	17.3%
South Korea	1.1%
Latin America 3.7%
Mexico	3.7%
North America 3.4%
Canada	3.4%
Australasia 2.9%
Australia	2.9%
Middle East 0.2%
Israel	0.2%

OAKMARK INTERNATIONAL FUND

Schedule of Investments—December 31, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.6%

Advertising—2.4%
Publicis Groupe SA (France)	Advertising & Media Services	2,657,000	$108,034,006

Aerospace & Defense—0.8%
Rolls-Royce Group PLC (United Kingdom) (a)	Manufactures Aero, Marine & Industrial Gas Turbines	2,936,000	22,863,908
BAE Systems PLC (United Kingdom)	Develops, Delivers & Supports Advanced Aerospace & Defense Systems	2,003,100	11,593,319
			34,457,227
Apparel, Accessories & Luxury Goods—7.3%
Compagnie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	4,226,800	142,133,949
Swatch Group AG, Bearer Shares (Switzerland)	Watch Manufacturer	299,400	75,784,216
Luxottica Group SpA (Italy)	Manufacturer & Retailer of Eyeglass Frames & Sunglasses	2,195,915	56,777,153
LVMH Moet Hennessy Louis Vuitton SA (France)	Diversified Luxury Goods Conglomerate	467,000	52,363,639
			327,058,957
Application Software—2.7%
SAP AG (Germany)	Develops Business Software	2,587,300	123,344,776

Asset Management & Custody Banks—2.3%
Schroders PLC (United Kingdom)	International Asset Management	4,329,200	92,521,572
Schroders PLC, Non-Voting (United Kingdom)	International Asset Management	579,800	9,983,205
			102,504,777
Automobile Manufacturers—8.2%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	3,499,700	147,550,707
Daimler AG Registered (Germany)	Automobile Manufacturer	2,086,600	111,139,887
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	1,743,400	79,363,562
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	971,400	32,958,309
			371,012,465
Brewers—2.6%
Heineken Holdings NV (Netherlands)	Produces Beers, Spirits, Wines & Soft Drinks	1,655,000	69,217,264
Foster’s Group, Ltd. (Australia)	Manufactures & Markets Alcoholic & Non-Alcoholic Beverages	9,447,000	46,471,866
			115,689,130
Broadcasting—7.3%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	7,127,000	130,890,250

Name	Description	Shares Held	Value
Common Stocks—95.6% (cont.)

Broadcasting—7.3% (cont.)
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	7,080,295	$102,984,229
Grupo Televisa SA (Mexico) (b)	Television Production & Broadcasting	4,477,700	92,957,052
			326,831,531
Building Products—3.0%
Assa Abloy AB, Series B (Sweden)	Develops, Designs & Manufactures Security Locks	5,346,100	102,992,601
Geberit AG, Registered Shares (Switzerland)	Building Products	193,100	34,232,535
			137,225,136
Cable & Satellite—1.8%
British Sky Broadcasting Group PLC (United Kingdom)	Television Production & Broadcasting	8,934,800	80,706,463

Distillers & Vintners—1.7%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	4,451,700	77,665,022

Diversified Banks—3.5%
BNP Paribas (France)	Commercial Bank	806,038	63,933,370
Bank of Ireland (Ireland) (a)	Commercial Bank	25,307,161	47,895,314
Sumitomo Mitsui Financial Group, Inc. (Japan)	Commercial Bank	1,540,000	44,190,855
			156,019,539
Diversified Capital Markets—5.5%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	2,711,800	134,346,168
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	7,355,000	114,533,643
			248,879,811
Diversified Chemicals—0.8%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings & Paints	574,800	38,117,807

Diversified Support Services—1.8%
Brambles, Ltd. (Australia)	Provides Pallet & Plastic Container Pooling Services	13,004,000	78,868,221

Electronic Components—2.3%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	5,820,700	104,684,070

Electronic Equipment & Instruments—0.2%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,056,300	9,897,531

Name	Description	Shares Held	Value
Common Stocks—95.6% (cont.)

Food Retail—0.5%
Koninklijke Ahold NV (Netherlands)	Retails Health & Beauty Supplies, Prescriptions Drugs, Wine & Liquor	1,729,500	$22,913,616

Human Resource & Employment Services—2.5%
Adecco SA (Switzerland)	Temporary Employment Services	2,028,600	111,907,658

Industrial Conglomerates—0.6%
Tyco International, Ltd. (Switzerland) (a)	Security Products & Services Provider	805,400	28,736,672

Industrial Machinery—0.3%
Atlas Copco AB, Series B (Sweden)	Industrial Equipment Manufacturer	1,154,600	15,054,915

Integrated Oil & Gas—0.5%
Cenovus Energy, Inc. (Canada)	Integrated Oil Company	955,800	24,086,160

Investment Banking & Brokerage—3.3%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	29,830,400	150,125,651

Marine—1.3%
Kuehne + Nagel International AG (Switzerland)	Sea, Land & Rail Freight Transportation Businesses	614,500	59,747,311

Multi-line Insurance—3.0%
Allianz SE Registered (Germany)	Insurance, Banking & Financial Services	1,098,700	136,194,871

Office Electronics—2.4%
Canon, Inc. (Japan)	Computers & Information	2,496,400	106,193,005

Oil & Gas Exploration & Production—0.7%
EnCana Corp. (Canada)	Develops, Produces & Markets Natural Gas	955,800	30,958,362

Packaged Foods & Meats—1.7%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	1,352,600	65,646,534
Unilever PLC (United Kingdom)	Food & Consumer Goods Manufacturer	285,400	9,148,605
			74,795,139
Personal Products—0.5%
L’Oreal SA (France)	Manufactures & Markets Health & Beauty Products	197,000	22,002,112

Pharmaceuticals—4.0%
Novartis AG (Switzerland)	Pharmaceuticals	1,865,800	101,889,883
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	3,632,700	77,034,700
			178,924,583

Name	Description	Shares Held	Value
Common Stocks—95.6% (cont.)

Publishing—4.0%
Thomson Reuters Corp. (Canada)	Electronic Information & Solutions Company	2,772,700	$90,006,373
Reed Elsevier PLC (United Kingdom)	Publisher & Information Provider	10,730,300	88,090,983
			178,097,356
Research & Consulting Services—2.1%
Experian Group, Ltd. (Ireland)	Credit & Marketing Services	6,075,176	60,008,875
Meitec Corp. (Japan) (c)	Software Engineering Services	2,475,100	33,461,024
			93,469,899
Restaurants—2.9%
Sodexo (France)	Food & Facilities Management Services	1,542,400	87,762,451
Compass Group PLC (United Kingdom)	International Foodservice Group Operator	6,140,600	43,945,254
			131,707,705
Security & Alarm Services—1.5%
G4S PLC (United Kingdom)	Security Services	16,299,600	68,321,008

Semiconductors—3.8%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,939,000	126,544,734
Samsung Electronics Co., Ltd. (South Korea)	Consumer & Industrial Electronic Equipment Manufacturer	66,900	45,875,312
			172,420,046
Soft Drinks—1.5%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) (b)	Beverage Company	1,425,700	68,262,516

Specialty Chemicals—1.7%
Givaudan SA (Switzerland)	Manufactures & Markets Fragrances	95,399	76,334,938

Specialty Stores—2.6%
Signet Jewelers, Ltd. (United Kingdom) (a) (c)	Jewelry Retailer	4,376,000	116,926,720

Total Common Stocks (Cost: $3,809,403,954)			$4,308,176,712

Name	Description	Par Value	Market Value
Short Term Investment—4.2%

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/2009 due 1/4/2010, repurchase price $191,322,953, collateralized by Federal Home Loan Bank Notes, with rates from 0.875% - 2.625%, with maturities from 3/30/2010 - 5/20/2011, and with an aggregate market value plus accrued interest of $112,064,804, and by a Federal National Mortgage Association Bond, with a rate of 4.375%, with a maturity of 7/17/2013, and with a market value plus accrued interest of $83,089,300 (Cost: $191,322,953)		$191,322,953	$191,322,953

Total Short Term Investment (Cost: $191,322,953)			$191,322,953

Total Investments (Cost: $4,000,726,907)—99.8%			4,499,499,665
Other Assets In Excess of Liabilities—0.2%			7,143,866

Total Net Assets—100%			$4,506,643,531

Securities of aggregate value of $3,846,345,326 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.
(b)	Represents a Sponsored American Depositary Receipt.
(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

The Oakmark International Small Cap Fund

Global Diversification—December 31, 2009 (Unaudited)

% of
Equity Investments
Europe 67.3%
United Kingdom	19.5%
Germany	14.9%
Switzerland	12.4%
France	7.6%
Italy	5.3%
Netherlands	3.5%
Norway	2.2%
Greece	1.6%
Sweden	0.3%
Asia 20.7%
Japan	16.6%
Malaysia	2.2%
Philippines	1.0%
South Korea	0.9%
Australasia 8.3%
Australia	5.9%
New Zealand	2.4%
Latin America 1.8%
Mexico	1.8%
Middle East 1.4%
Israel	1.4%
North America 0.5%
Canada	0.5%

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—December 31, 2009 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—94.2%

Advertising—1.7%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	726,200	$14,295,230

Air Freight & Logistics—3.7%
Freightways, Ltd. (New Zealand)	Express Package Services	6,833,800	16,830,551
Panalpina Welttransport Holding AG (Switzerland)	Freight Shipping & Supply Chain Management Services	192,700	12,256,167
Mainfreight, Ltd. (New Zealand)	Provides & Supplies Freight, Warehousing & Logistics Services	795,145	3,191,925
			32,278,643
Airport Services—2.9%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	9,551,000	25,188,190

Apparel, Accessories & Luxury Goods—2.0%
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	2,093,800	17,244,356

Asset Management & Custody Banks—7.8%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	832,000	29,260,148
MLP AG (Germany)	Asset Management	2,324,600	26,903,595
GAM Holding, Ltd. (Switzerland)	Asset Management	983,000	11,903,208
			68,066,951
Auto Parts & Equipment—1.1%
Toyota Industries Corp. (Japan)	Assembles Motor Vehicles & Manufactures Automotive Parts	173,300	5,175,802
ElringKlinger AG (Germany)	Manufactures & Distributes Original Equipment & Replacement Parts For Automobiles	197,359	4,546,601
			9,722,403
Automotive Retail—1.7%
USS Co., Ltd. (Japan)	Used Car Auction Facility Manager	245,800	15,005,156

Broadcasting—4.7%
Media Prima Berhad (Malaysia) (b)	Film Producer & Sports Promoter	37,046,000	18,025,324
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	458,000	11,722,176
Ten Network Holdings, Ltd. (Australia) (a)	Operates Commercial Television Stations	7,349,100	10,749,972
Media Prima Berhad, Warrants (Malaysia) (a)	Film Producer & Sports Promoter	1,058,457	0
			40,497,472
Building Products—2.6%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	93,824	22,612,946

Name	Description	Shares Held	Value
Common Stocks—94.2% (cont.)

Commodity Chemicals—1.3%
Nifco, Inc (Japan)	Manufactures Synthetic Resinous Fasteners & Plastic Components For Automobiles & Home Electronic Appliances	568,700	$11,360,442

Computer Hardware—2.3%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	297,100	20,348,058

Construction Materials—1.5%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	437,911	12,701,315

Drug Retail—1.0%
Sugi Holdings Co., Ltd. (Japan)	Drug Store Operator	410,900	9,027,658

Electronic Components—1.2%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	101,400	10,631,807

Electronic Equipment & Instruments—1.9%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,238,890	11,608,399
Domino Printing Sciences PLC (United Kingdom)	Printing Equipment	879,439	4,656,120
			16,264,519
Health Care Services—0.7%
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	1,132,400	6,065,559

Health Care Supplies—2.2%
Ansell, Ltd. (Australia)	Manufactures Latex	1,952,255	19,054,763

Home Entertainment Software—3.2%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	1,331,600	28,092,333

Home Furnishing Retail—1.8%
Beter Bed Holding NV (Netherlands)	Bedroom Furniture Retailer	669,270	15,106,090
Fourlis Holdings SA (Greece)	Wholesales Electric & Electronic Appliances	13,430	176,300
			15,282,390
Home Improvement Retail—2.2%
Carpetright PLC (United Kingdom)	Carpet Retailer	1,253,800	18,998,001

Household Appliances—0.3%
Rational AG (Germany)	Manufactures & Markets Food Preparation Appliances	16,800	2,842,624

Household Products—0.2%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	368,000	1,647,308

Name	Description	Shares Held	Value
Common Stocks—94.2% (cont.)

Human Resource & Employment Services—4.5%
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	23,842	$14,808,386
Michael Page International PLC (United Kingdom)	Recruitment Consultancy Services	2,177,500	13,257,473
Robert Walters PLC (United Kingdom)	International Recruitment Company	3,082,159	10,606,670
			38,672,529
Industrial Conglomerates—3.2%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	319,700	20,297,387
Tomkins PLC (United Kingdom)	International Manufacturing	2,501,700	7,774,109
			28,071,496
Industrial Machinery—10.7%
Interpump Group SpA (Italy) (a) (b)	Pump & Piston Manufacturer	4,871,780	25,945,833
GEA Group AG (Germany)	Engineering Services Provider	843,200	18,783,134
Duerr AG (Germany)	Automotive Industry Machinery Manufacturer	691,800	16,659,387
Bobst Group AG (Switzerland) (a)	Manufactures Printing Presses & Packaging Producing Machinery	286,898	10,401,141
Melrose PLC (United Kingdom)	Engineering, Design, Development & Manufacturer of Diversified Specialist Components	2,900,000	8,385,820
IMI PLC (United Kingdom)	Manufactures Merchandise Displays, Ventilation & Air Conditioning Equipment	948,600	7,912,574
Schindler Holding AG (Switzerland)	Manufactures & Installs Elevators, Escalators & Moving Walkways Internationally	37,500	2,871,379
Burckhardt Compression Holding AG (Switzerland)	Manufactures Reciprocating Compressors	9,295	1,650,026
Interpump Group SpA, Warrants (Italy) (a) (b)	Pump & Piston Manufacturer	1,042,080	348,371
			92,957,665
Investment Banking & Brokerage—1.6%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,057,800	13,821,842
D. Carnegie & Co. AB (Sweden) (a)	Diversified Financials Services	2,314,000	0
			13,821,842
IT Consulting & Other Services—2.1%
Atea ASA (Norway)	Management & IT Consulting Services	2,086,600	17,963,147

Life Sciences Tools & Services—0.4%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturing	490,200	3,838,732

Name	Description	Shares Held	Value
Common Stocks—94.2% (cont.)

Movies & Entertainment—0.4%
CTS Eventim AG (Germany)	Entertainment Tickets Producer & Distributor	61,472	$3,008,802

Office Electronics—2.5%
Neopost SA (France)	Mailroom Equipment Supplier	236,800	19,544,388
Boewe Systec AG (Germany) (a)	Automated Paper Management Systems Producer	285,039	2,195,168
			21,739,556
Office Services & Supplies—2.6%
Sperian Protection (France)	Manufactures Protection Equipment For People In Hazardous Work Environments	318,100	22,929,535

Packaged Foods & Meats—3.2%
Goodman Fielder, Ltd. (Australia)	Produces Food Products	8,471,200	12,335,796
Alaska Milk Corp. (Philippines) (b)	Milk Producer	56,360,000	8,358,574
Binggrae Co., Ltd. (South Korea)	Dairy Products Manufacturer	166,900	7,381,309
			28,075,679
Photographic Products—2.2%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	3,035,979	19,002,661

Publishing—0.5%
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	61,651	4,428,944

Real Estate Services—2.0%
LSL Property Services PLC (United Kingdom) (a) (b)	Residential Property Service Provider	4,100,921	17,024,130

Research & Consulting Services—1.3%
Bureau Veritas SA (France)	Provides Consulting Services	152,000	7,923,425
Cision AB (Sweden) (a)	Business & Communication Intelligence	3,139,100	2,904,628
			10,828,053
Soft Drinks—2.3%
Coca-Cola Femsa S.A.B de C.V. (Mexico) (c)	Bottles & Distributes Branded Beverages	197,200	12,959,984
Britvic PLC (United Kingdom)	Soft Drink Manufacturer & Marketer	1,051,900	6,897,846
			19,857,830
Specialty Chemicals—2.9%
Taiyo Ink Manufacturing Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	494,100	13,047,072
Sika AG (Switzerland)	Manufactures Construction Materials	3,950	6,141,859
Symrise AG (Germany)	Diversified Chemical Manufacturer	287,100	6,119,598
			25,308,529

Name	Description	Shares Held/ Par Value	Value
Common Stocks—94.2% (cont.)

Specialty Stores—2.2%
JJB Sports PLC (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	47,189,541	$19,070,469

Systems Software—1.6%
Exact Holding NV (Netherlands)	Develops & Markets Business Software	495,100	13,207,578
Monitise PLC (United Kingdom) (a)	Mobile Banking Service Solutions	3,061,088	852,887
			14,060,465

Total Common Stocks (Cost: $818,298,056)			$817,888,188

Short Term Investment—5.0%

Repurchase Agreement—5.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/2009 due 1/4/2010, repurchase price $43,739,140, collateralized by a Federal Home Loan Mortgage Corp. Bond, with a rate of 0.061%, with a maturity of 2/1/2010, and with a market value plus accrued interest of $44,615,000 (Cost: $43,739,140)		$43,739,140	43,739,140

Total Short Term Investment (Cost: $43,739,140)			$43,739,140

Total Investments (Cost: $862,037,196)—99.2%			861,627,328
Foreign Currencies (Cost: $45,609)—0.0%			45,717
Other Assets In Excess of Liabilities—0.8%			7,060,492

Total Net Assets—100%			$868,733,537

Securities of aggregate value of $750,339,421 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Represents a Sponsored American Depositary Receipt.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time.  Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued by independent professional pricing services using the latest bid quotation or at fair value based upon data of instruments with similar characteristics. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent professional pricing service to value foreign securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.  At December 31, 2009 Equity and Income and Int’l Small Cap held securities for which market quotations were not readily available and which were valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.  At December 31, 2009, Global, Global Select, International, and Int’l Small Cap held securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

Fair Value Measurement—

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 (“Topic 820”), Fair Value Measurements and Disclosures, effective October 1, 2008.

Under Topic 820, various inputs are used in determining the value of each Fund’s investments.  These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

In April 2009 the FASB issued FASB ASC Topic 820-10 (“Topic 820-10”). Topic 820-10 provides additional guidance for estimating fair value in accordance with Topic 820 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Topic 820-10 is effective for fiscal years and interim periods ending after June 15, 2009. The Funds have adopted this topic as of September 30, 2009.

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Forward foreign currency contracts are presented by contract in the notes following this summary:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(level 2)	(Level 3)
Oakmark
Common Stocks	$3,155,945,593	$0	$0
Short Term Investments	0	273,792,029	0
Total	$3,155,945,593	$273,792,029	$0
Select
Common Stocks	$2,248,493,287	$0	$0
Short Term Investments	0	136,459,612	0
Total	2,248,493,287	$136,459,612	$0
Equity and Income
Common Stocks - Packaged Food & Meats	$643,485,000	$443,406,624	$0
Common Stocks - All Other	9,555,761,412	0	0
Fixed Income	0	4,534,024,223	0
Short Term Investments	0	1,637,045,025	0
Total	$10,199,246,412	$6,614,475,872	$0

Global

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Aerospace & Defense	$46,868,388	$0	$0
Apparel, Accessories & Luxury Goods	0	109,389,738	0
Application Software	0	54,647,747	0
Asset Management & Custody Banks	62,378,274	18,293,160	0
Automobile Manufacturers	0	102,268,332	0
Broadcasting	52,132,776	74,985,953	0
Building Products	0	38,741,909	0
Distillers & Vintners	0	40,991,472	0
Diversified Banks	0	13,847,103	0
Diversified Capital Markets	0	104,852,663	0
Electronic Components	0	41,375,809	0
Electronic Manufacturing Services	38,818,460	0	0
Health Care Equipment	52,583,220	0	0
Health Care Services	78,073,088	0	0
Home Entertainment Software	0	58,629,770	0
Human Resource & Employment Services	0	52,715,645	0
Industrial Conglomerates	0	49,933,984	0
Industrial Machinery	85,238,420	0	0
Investment Banking & Brokerage	0	68,373,441	0
Life Sciences Tools & Services	17,652,375	0	0
Movies & Entertainment	28,054,066	0	0
Office Electronics	0	88,520,672	0
Oil & Gas Exploration & Production	99,420,159	0	0
Railroads	51,989,040	0	0
Research & Consulting Services	22,209,910	7,638,269	0
Semiconductors	51,795,600	50,206,737	0
Specialty Chemicals	28,242,610	19,283,976	0
Systems Software	75,735,348	0	0
Total Common Stocks	791,191,734	994,696,380	0

Short Term Investment	0	27,171,044	0
Forward Foreign Currency Contracts — Assets	4,498,032	0	0
Forward Foreign Currency Contracts - Liabilities	(4,157,542)	0	0

Total	$791,532,224	$1,021,867,424	$0

Global Select

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Apparel, Accessories & Luxury Goods	$0	$19,705,331	$0
Application Software	0	16,494,915	0
Automobile Manufacturers	0	15,979,003	0
Broadcasting	0	15,922,807	0
Cable & Satellite	30,012,852	11,534,914	0
Computer & Electronics Retail	12,627,200	0	0
Computer Hardware	10,597,680	0	0
Consumer Finance	11,502,000	0	0
Diversified Capital Markets	0	14,669,027	0
Human Resource & Employment Services	0	17,730,021	0
Integrated Oil & Gas	10,883,880	0	0
Investment Banking & Brokerage	0	14,091,391	0
Movies & Entertainment	11,461,724	0	0
Other Diversified Financial Services	11,340,180	0	0
Pharmaceuticals	10,983,750	0	0
Semiconductors	25,327,900	17,425,190	0
Total Common Stocks	134,737,166	143,552,599	0

Short Term Investment	0	20,387,660	0
Forward Foreign Currency Contracts - Assets	542,283	0	0
Forward Foreign Currency Contracts - Liabilities	(646,338)	0	0

Total	$134,633,111	$163,940,259	$0

International

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Advertising	$0	$108,034,006	$0
Aerospace & Defense	0	34,457,227	0
Apparel, Accessories & Luxury Goods	0	327,058,957	0
Application Software	0	123,344,776	0
Asset Management & Custody Banks	0	102,504,777	0
Automobile Manufacturers	0	371,012,465	0
Brewers	0	115,689,130	0
Broadcasting	92,957,052	233,874,479	0
Building Products	0	137,225,136	0
Cable & Satellite	0	80,706,463	0
Distillers & Vintners	0	77,665,022	0
Diversified Banks	0	156,019,539	0
Diversified Capital Markets	0	248,879,811	0
Diversified Chemicals	0	38,117,807	0
Diversified Support Services	0	78,868,221	0
Electronic Components	0	104,684,070	0
Electronic Equipment & Instruments	9,897,531	0	0
Food Retail	0	22,913,616	0
Human Resource & Employment Services	0	111,907,658	0
Industrial Conglomerates	28,736,672	0	0
Industrial Machinery	0	15,054,915	0
Integrated Oil & Gas	24,086,160	0	0
Investment Banking & Brokerage	0	150,125,651	0
Marine	0	59,747,311	0
Multi-line Insurance	0	136,194,871	0
Office Electronics	0	106,193,005	0
Oil & Gas Exploration & Production	30,958,362	0	0
Packaged Foods & Meats	0	74,795,139	0
Personal Products	0	22,002,112	0
Pharmaceuticals	0	178,924,583	0
Publishing	90,006,373	88,090,983	0
Research & Consulting Services	0	93,469,899	0
Restaurants	0	131,707,705	0
Security & Alarm Services	0	68,321,008	0
Semiconductors	0	172,420,046	0
Soft Drinks	68,262,516	0	0
Specialty Chemicals	0	76,334,938	0
Specialty Stores	116,926,720	0	0
Total Common Stocks	461,831,386	3,846,345,326	0

Short Term Investment	0	191,322,953	0
Forward Foreign Currency Contracts - Assets	13,331,352	0	0
Forward Foreign Currency Contracts - Liabilities	(11,654,863)	0	0

Total	$463,507,875	$4,037,668,279	$0

Int’l Small Cap

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Advertising	$0	$14,295,230	$0
Air Freight & Logistics	0	32,278,643	0
Airport Services	0	25,188,190	0
Apparel, Accessories & Luxury Goods	0	17,244,356	0
Asset Management & Custody Banks	29,260,148	38,806,803	0
Auto Parts & Equipment	0	9,722,403	0
Automotive Retail	0	15,005,156	0
Broadcasting	0	40,497,472	0	+
Building Products	0	22,612,946	0
Commodity Chemicals	0	11,360,442	0
Computer Hardware	0	20,348,058	0
Construction Materials	0	12,701,315	0
Drug Retail	0	9,027,658	0
Electronic Components	0	10,631,807	0
Electronic Equipment & Instruments	11,608,399	4,656,120	0
Health Care Services	0	6,065,559	0
Health Care Supplies	0	19,054,763	0
Home Entertainment Software	0	28,092,333	0
Home Furnishing Retail	0	15,282,390	0
Home Improvement Retail	0	18,998,001	0
Household Appliances	0	2,842,624	0
Household Products	1,647,308	0	0
Human Resource & Employment Services	0	38,672,529	0
Industrial Conglomerates	0	28,071,496	0
Industrial Machinery	0	92,957,665	0
Investment Banking & Brokerage	0	13,821,842	0	++
IT Consulting & Other Services	0	17,963,147	0
Life Sciences Tools & Services	3,838,732	0	0
Movies & Entertainment	0	3,008,802	0
Office Electronics	0	21,739,556	0
Office Services & Supplies	0	22,929,535	0
Packaged Foods & Meats	7,381,309	20,694,370	0
Photographic Products	0	19,002,661	0
Publishing	0	4,428,944	0
Real Estate Services	0	17,024,130	0
Research & Consulting Services	0	10,828,053	0
Soft Drinks	12,959,984	6,897,846	0
Specialty Chemicals	0	25,308,529	0
Specialty Stores	0	19,070,469	0
Systems Software	852,887	13,207,578	0
Total Common Stocks	67,548,767	750,339,421	0

Short Term Investment	—	43,739,140	0
Forward Foreign Currency Contracts - Assets	2,907,389	0	0
Forward Foreign Currency Contracts - Liabilities	(769,710)	0	0

Total	$69,686,446	$794,078,561	$0

+ During the period ended December 31, 2009 Int’l Small Cap received stock warrants as part of a corporate action for a security within the Broadcasting category.  The warrants were classified as Level 3 and valued at zero and remained at that value at December 31, 2009.

++ On September 30, 2009 Int’l Small Cap held a security classified as Level 3 within the Investment Banking and Brokerage category with a market value of zero.  The market value of this holding remained at zero through December 31, 2009.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

The Funds have adopted FASB ASC Topic 815-10 (“Topic 815-10”). Topic 815-10, Disclosures about Derivative Instruments and Hedging Activities, was issued in March 2008 and is effective for fiscal years and interim periods beginning after November 15, 2008. At December 31, 2009 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts which are considered derivative instruments under Topic 815-10 as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 12/31/09	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	37,300,000	09/15/10	$53,402,951	$1,092,350
Euro	9,800,000	10/25/10	14,027,828	668,056
Japanese Yen	2,585,000,000	03/03/10	27,764,489	(967,761)
Japanese Yen	2,515,000,000	09/07/10	27,080,441	200,175
Japanese Yen	470,000,000	11/16/10	5,070,949	147,939
Japanese Yen	2,020,000,000	11/29/10	21,803,957	1,303,676
Swiss Franc	23,300,000	03/03/10	22,533,283	(2,338,266)
Swiss Franc	37,700,000	06/04/10	36,491,522	(851,515)
Swiss Franc	29,200,000	09/24/10	28,312,412	334,699
Swiss Franc	26,300,000	10/25/10	25,517,341	751,137
			$262,005,173	$340,490

During the period ended December 31, 2009 the proceeds from sales of forward foreign currency contracts for Global were $69,290,883.

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 12/31/09	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	4,210,000	09/15/10	$6,027,518	$123,292
Euro	115,000	10/25/10	164,612	7,839
Japanese Yen	273,000,000	03/03/10	2,932,188	(102,205)
Japanese Yen	192,000,000	09/07/10	2,067,374	15,282
Japanese Yen	69,000,000	11/16/10	744,458	21,719
Japanese Yen	213,000,000	11/29/10	2,299,130	137,467
Japanese Yen	270,000,000	12/24/10	2,916,879	79,459
Swiss Franc	3,850,000	03/03/10	3,723,311	(386,366)
Swiss Franc	6,985,000	06/04/10	6,761,095	(157,767)
Swiss Franc	3,750,000	09/24/10	3,636,012	42,984
Swiss Franc	4,000,000	10/25/10	3,880,964	114,241
			$35,153,541	$(104,055)

During the period ended December 31, 2009 the proceeds from sales of forward foreign currency contracts for Global Select were $10,366,769.

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 12/31/09	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	124,500,000	09/15/10	$178,248,455	$3,646,045
Euro	38,600,000	10/25/10	55,252,465	2,631,323
Japanese Yen	5,250,000,000	03/03/10	56,388,228	(1,965,472)
Japanese Yen	4,600,000,000	09/07/10	49,530,826	366,126
Japanese Yen	1,850,000,000	11/16/10	19,960,117	582,314
Japanese Yen	4,500,000,000	11/29/10	48,573,172	2,904,229
Swiss Franc	67,000,000	03/03/10	64,795,276	(6,723,770)
Swiss Franc	131,300,000	06/04/10	127,091,164	(2,965,621)
Swiss Franc	67,000,000	09/24/10	64,963,412	767,973
Swiss Franc	85,200,000	10/25/10	82,664,541	2,433,342
			$747,467,656	$1,676,489

During the period ended December 31, 2009 the proceeds from sales of forward foreign currency contracts for International were $215,001,503.

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 12/31/09	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	25,500,000	09/15/10	$36,508,720	746,780
Euro	13,800,000	10/25/10	19,753,472	940,732
Japanese Yen	572,000,000	03/03/10	6,143,632	(214,143)
Japanese Yen	822,000,000	09/07/10	8,850,943	65,425
Japanese Yen	510,000,000	11/16/10	5,502,519	160,530
Japanese Yen	1,063,000,000	11/29/10	11,474,063	686,043
Swiss Franc	2,950,000	03/03/10	2,852,926	(296,047)
Swiss Franc	11,490,000	06/04/10	11,121,687	(259,520)
Swiss Franc	8,920,000	09/24/10	8,648,860	102,244
Swiss Franc	7,200,000	10/25/10	6,985,736	205,635
			$117,842,558	$2,137,679

During the period ended December 31, 2009 the proceeds from sales of forward foreign currency contracts for International Small Cap were $45,708,729.

Short sales —

Each Fund may sell “short” a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At December 31, 2009, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2009, none of the Funds had securities on loan.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations or at amortized cost and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At December 31, 2009, Equity and Income held the following restricted securities:

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Value	Percentage of Net Assets
3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	105.7362	100.68	3,172,086	0.02%
3,740,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	105.7362	96.41	3,954,534	0.02%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	105.7362	96.79	317,209	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	105.7362	103.31	12,371,135	0.07%
25,000,000	Johnson & Johnson, 144A, 0.17% due 5/3/2010	11/9/2009	99.9424	99.9174	24,985,600	0.15%
20,000,000	Johnson & Johnson, 144A, 0.10% due 2/23/2010	10/29/2009	99.9853	99.9675	19,997,056	0.12%
10,000,000	Johnson & Johnson, 144A, 0.10% due 3/1/2010	12/7/2009	99.9836	99.9767	9,998,361	0.06%
30,000,000	Medtronic, Inc., 144A, 0.14% due 2/3/2010	11/2/2009	99.9872	99.9638	29,996,150	0.18%
8,000,000	Medtronic, Inc., 144A, 0.14% due 1/5/2010	11/6/2009	99.9984	99.9767	7,999,876	0.05%
2,756,000	Medtronic, Inc., 144A, 0.13% due 3/5/2010	12/9/2009	99.9773	99.9689	2,755,374	0.02%
5,000,000	Microsoft Corp., 144A, 0.10% due 1/12/2010	10/30/2009	99.9969	99.9794	4,999,847	0.03%
15,000,000	Microsoft Corp., 144A, 0.09% due 1/12/2010	11/3/2009	99.9973	99.9825	14,999,587	0.09%
10,000,000	Microsoft Corp., 144A, 0.10% due 2/9/2010	11/18/2009	99.9892	99.9818	9,998,917	0.06%
18,000,000	Microsoft Corp., 144A, 0.16% due 4/14/2010	11/23/2009	99.9542	99.9369	17,991,756	0.11%
40,000,000	Microsoft Corp., 144A, 0.10% due 1/19/2010	10/30/2009	99.9950	99.9775	39,998,000	0.24%
10,000,000	Microsoft Corp., 144A, 0.08% due 2/9/2010	11/20/2009	99.9913	99.9775	9,999,133	0.06%
12,000,000	Microsoft Corp., 144A, 0.10% due 3/16/2010	12/9/2009	99.9794	99.9730	11,997,528	0.07%
10,000,000	WellPoint, Inc., 144A, 0.20% due 1/4/2010	12/24/2009	99.9983	99.9900	9,999,833	0.06%
10,000,000	WellPoint, Inc., 144A, 0.20% due 1/11/2010	12/24/2009	99.9944	99.9939	9,999,444	0.06%
19,000,000	WellPoint, Inc., 144A, 0.17% due 1/4/2010	12/29/2009	99.9986	99.9972	18,999,731	0.11%
					264,531,157	1.58%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s ownership represents 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended

December 31, 2009, is set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2009	Value December 31, 2009

Walter Energy, Inc.	3,000,000	0	0	300,000	$180,180,000	$225,930,000
Walter Investment Management Corp.	1,093,695	0	0	1,093,695	17,520,994	15,672,649
TOTALS		$0	$0	$1,393,695	$197,700,994	$241,602,649

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2009	Value December 31, 2009

Meitec Corp.	2,475,100	$0	$0	$563	$42,021,416	$33,461,024
Signet Jewelers, Ltd.+	4,376,000	1,006,624	8,815,213	0	122,688,216	116,926,720
TOTALS		$1,006,624	$8,815,213	$563	$164,709,632	$150,387,744

Schedule of Transactions with Affiliated Issuers

Oakmark Int’l Small Cap Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2009	Value December 31, 2009

Alaska Milk Corp.	56,360,000	$0	$0	$59,684	$6,304,517	$8,358,574
Interpump Group SpA+	4,871,780	3,911,706	2,289,362	0	26,710,306	25,945,833
Interpump Group SpA, Warrants+	1,042,080	0	0	0	0	348,371
JJB Sports PLC+	47,189,541	13,797,707	2,519,843	0	9,239,736	19,070,469
LSL Property Services PLC+*	4,100,921	1,577,930	12,910,685	0	24,329,944	17,024,130
Media Prima Berhad*	37,046,000	0	2,755,786	507,117	19,865,381	18,025,324
Pasona Group, Inc.	23,842	0	0	163,788	17,583,027	14,808,386
Vitec Group PLC	3,035,979	0	0	0	17,709,631	19,002,661
TOTALS		$19,287,343	$20,475,676	$730,589	$121,742,542	$122,583,748

+Non-income producing security.

* Due to transactions during the period ended December 31, 2009, the company is no longer an affiliated security.

3. FEDERAL INCOME TAXES

At December 31, 2009 cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$2,406,014,418	$1,023,800,884	$(77,680)	$1,023,723,204
Select	1,811,293,882	726,545,065	(152,886,048)	573,659,017
Equity and Income	14,338,008,587	2,639,526,281	(163,812,584)	2,475,713,697
Global	1,608,088,727	345,132,555	(140,162,124)	204,970,431
Global Select	279,039,872	40,424,754	(20,787,201)	19,637,553
International	4,060,501,844	667,967,582	(228,969,761)	438,997,821
Int’l Small Cap	885,213,733	131,885,293	(155,471,698)	(23,586,405)

4.  SUBSEQUENT EVENT

In accordance with the provisions set forth in FASB ASC Topic 855 Subsequent Events, adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through February 26, 2010. Management has determined that there are no material events that would require disclosure in the Funds’ Schedules of Investments through this date.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	February 26, 2010

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	February 26, 2010